Acquisitions - Summary of Final and Preliminary Purchase Price Allocation of Estimated Fair Values of Assets Acquired and the Liabilities (Details) - USD ($) $ in Thousands		9 Months Ended		12 Months Ended
	Jul. 28, 2022	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Aug. 26, 2024	Sep. 01, 2023	Jul. 03, 2023	Dec. 31, 2021
Assets acquired:
Goodwill		$ 691,658		$ 470,888	$ 441,992				$ 340,640
Liabilities assumed:
Deferred income taxes		$ (141)	$ 622	$ (3,757)	$ (3,741)
DAC Engineered Products, LLC
Assets acquired:
Current assets								$ 3,768
Property, plant and equipment								763
Intangible assets								10,500
Goodwill								17,240
Goodwill								17,529
Deferred taxes								448
Total assets acquired								33,008
Total assets acquired								32,719
Liabilities assumed:
Current liabilities								1,341
Long-term liabilities								249
Total liabilities assumed								1,590
Net assets acquired								31,418
Net assets acquired								$ 31,129
CAV Systems Group Limited
Assets acquired:
Current assets							$ 7,922
Property, plant and equipment							6,555
Property, plant and equipment							6,605
Intangible assets							9,884
Goodwill							12,809
Goodwill							12,124
Deferred taxes							100
Total assets acquired							36,635
Total assets acquired							37,270
Liabilities assumed:
Current liabilities							7,245
Current liabilities							6,610
Long-term liabilities							1,019
Total liabilities assumed							7,629
Total liabilities assumed							8,264
Net assets acquired							$ 29,006
Applied Avionics, Inc.
Assets acquired:
Current assets						$ 9,357
Property, plant and equipment						6,996
Intangible assets						152,100
Goodwill						220,927
Total assets acquired						389,380
Liabilities assumed:
Current liabilities						5,869
Net assets acquired						$ 383,511
SCHROTH Safety Products
Assets acquired:
Current assets	$ 15,474
Property, plant and equipment	3,310
Intangible assets	75,500
Goodwill	103,990
Total assets acquired	198,274
Liabilities assumed:
Current liabilities	6,319
Long-term liabilities	1,395
Deferred income taxes	16,661
Total liabilities assumed	24,375
Net assets acquired	$ 173,899